CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents		R$ 2,284,810	R$ 1,075,530
Marketable securities		654,479	784,841
Trade accounts receivable		3,184,780	2,838,808
Inventory		203,278	183,059
Indirect taxes, charges and contributions recoverable		420,284	280,254
Direct taxes, charges and contributions recoverable		1,395,193	347,505
Prepaid expenses	[1]	175,868	272,060
Derivative Financial Instruments		16,602	50,769
Financial leases		4,931	22,491
Regulatory credits recoverable		33,090	41,612
Other current assets		80,814	101,197
Total current assets		8,454,129	5,998,126
Long-term receivables
Marketable securities		3,849	5,229
Trade accounts receivable		103,075	130,308
Indirect taxes, charges and contributions recoverable		823,349	912,511
Direct taxes, charges and contributions recoverable		2,367,607	558,016
Deferred income tax and social contribution			801,971
Judicial Deposit		1,006,899	1,345,113
Prepaid expenses	[1]	69,656	74,381
Derivative Financial Instruments		29,909	30,639
Financial leases		151,447	185,558
Other current assets		58,514	30,411
Totallong-term receivables		4,614,305	4,074,137
Property, plant and equipment		17,612,164	11,203,622	[2]
Intangible		9,668,326	10,682,004
Total non-current assets		31,894,795	25,959,763
Total assets		40,348,924	31,957,889
Current Liabilities
Suppliers		3,923,035	4,323,374
Loans and financings		1,384,180	698,728
Financial leases		873,068	205,048
Derivative Financial Instruments		858	2,373
Payroll and related charges		218,421	211,685
Indirect taxes, charges and contributions payable		463,606	451,169
Direct taxes, charges and contributions payable		296,305	332,333
Dividends and interest on shareholders' equity payable		577,837	370,105
Authorizations payable		88,614	65,464
Deferred revenues		281,930	406,867
Other current liabilities		9,625	8,233
Total current liabilities		8,117,479	7,075,379
Non-current liabilities
Loans and financings		644,908	964,289
Derivative Financial Instruments		3,547	9,245
Financial leases		6,907,802	1,735,026
Indirect taxes, charges and contributions payable		2,997	2,772
Direct taxes, charges and contributions payable		212,310	209,880
Deferred income tax and social contribution		47,734
Provision for legal and administrative proceedings		840,637	849,408
Pension plan and other post-employment benefits		5,782	2,850
Authorizations payable		237,723	348,336
Deferred revenues		827,182	906,600
Other current liabilities		69,005	59,267
Total non-current liabilities		9,799,627	5,087,673
Total liabilities		17,917,106	12,163,052
Shareholders' equity
Capital Stock		9,866,298	9,866,298
Capital reserves		410,650	412,091
Profit reserves		12,159,162	9,524,124
Accumulated other comprehensive income		(1,088)	847
Treasury shares		(3,204)	(8,523)
Total shareholders' equity		22,431,818	19,794,837
Total liabilities and shareholders' equity		R$ 40,348,924	R$ 31,957,889

[1]	Reclassification of the agreement for reciprocal assignment with consideration for fiber optic infrastructure previously classified as prepaid expenses (Note 11) for property, plant and equipment - right-of-use under lease;
[2]	Recognition of the asset - right-of-use under lease of the lease payments eligible for the new standard;